Dreyfus Municipal Bond Opportunity Fund (the "Registrant")

Incorporated herein by reference is a revised version of the Registrant's prospectus dated August 31, 2018, As Revised October 1, 2018 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 1, 2018 (SEC Accession No. 0000797923-18-000013).